Fair Value Measurements - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash sweep accounts	$ 8,701,895
Cash sweep and money market accounts		$ 17,562,823
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Related party derivative liabilities	4,395,000
Warrant liability	$ 2,968,435	$ 199,408